Investment in TruPet (FY) (Details) - USD ($)			4 Months Ended		12 Months Ended
	May 06, 2019	Dec. 17, 2018	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2018	Aug. 31, 2017
Investment in TruPet [Abstract]
Payments to Acquire Equity Method Investments (in Dollars)		$ 2,200,000	$ 2,200,000	$ 0	$ 0	$ 0
Stock Issued During Period, Shares, Acquisitions (in Shares)	15,027,533
Membership Interest [Member]
Investment in TruPet [Abstract]
Equity Method Investment, Ownership Percentage		6.70%
Business Acquisition, Percentage of Voting Interests Acquired	93.30%